Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Accrued Expenses

	2018	2017
	RMB million	RMB million
Repairs and maintenance	4,468	4,806
Jet fuel costs	1,900	1,345
Salaries and welfare	3,212	3,362
Landing and navigation fees	2,492	2,757
Computer reservation services	585	541
Provision for major overhauls (Note 45)	821	562
Interest expenses	771	740
Air catering expenses	166	148
Provision for early retirement benefits (Note 46)	2	4
Others	1,265	1,105

	15,682	15,370